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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21664


                          Pioneer Series Trust III
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


Pioneer Cullen Value Fund
        Schedule of Investments  3/31/05 (unaudited)

Shares                                                             Value
        CONVERTIBLE PREFERRED STOCKS  - 1.7 %
        Automobiles & Components - 1.7 %
        Automobile Manufacturers - 1.7 %
20,900  Ford Cap Trust, 6.5%, 1/15/32                           $  946,770
        Total Automobiles & Components                          $  946,770
        TOTAL CONVERTIBLE PREFERRED STOCKS
        (Cost   $1,082,322)                                     $  946,770
        COMMON STOCKS - 92.5 %
        Energy - 11.4 %
        Integrated Oil & Gas - 2.8 %
14,385  ConocoPhillips                                          $1,551,278
        Oil & Gas Drilling - 3.1 %
24,200  Encana Corp.                                            $1,704,164
        Oil & Gas Exploration & Production - 5.5 %
19,350  Anadarko Petroleum Corp.                                $1,472,535
20,500  Kerr-McGee Corp.                                         1,605,765
                                                                $3,078,300
        Total Energy                                            $6,333,742
        Materials - 12.5 %
        Construction Materials - 4.8 %
38,000  Cemex SA (A.D.R.) *                                     $1,377,500
22,000  Lafarge Corp. *                                          1,285,900
                                                                $2,663,400
        Diversified Metals & Mining - 5.3 %
77,600  Anglo American Plc                                      $1,854,640
24,300  Cameco Corp.                                             1,075,032
                                                                $2,929,672
        Paper Products - 2.4 %
19,200  Weyerhaeuser Co.                                        $1,315,200
        Total Materials                                         $6,908,272
        Capital Goods - 6.7 %
        Aerospace & Defense - 3.7 %
28,300  United Defense Industries, Inc.                         $2,077,786
        Electrical Component & Equipment - 3.0 %
45,400  General Electric Co.                                    $1,637,124
        Total Capital Goods                                     $3,714,910
        Transportation - 5.8 %
        Railroads - 5.8 %
23,600  Canadian National Railway Co.                           $1,494,116
48,000  Canadian Pacific Railway, Ltd.                           1,726,560
                                                                $3,220,676
        Total Transportation                                    $3,220,676
        Automobiles & Components - 2.4 %
        Auto Parts & Equipment - 2.4 %
27,200  Borg-Warner Automotive, Inc.                            $1,324,096
        Total Automobiles & Components                          $1,324,096
        Retailing - 2.4 %
        Home Improvement Retail - 2.4 %
35,000  Home Depot, Inc.                                        $1,338,400
        Total Retailing                                         $1,338,400
        Food, Beverage & Tobacco - 10.7 %
        Agricultural Products - 5.4 %
61,500  Archer Daniels Midland Co. *                            $1,511,670
27,900  Bunge, Ltd. *                                            1,503,252
                                                                $3,014,922
        Distillers & Vintners - 3.3 %
31,900  Diageo PLC (A.D.R.)                                     $1,815,110
        Packaged Foods & Meats - 2.0 %
22,000  General Mills, Inc.                                     $1,081,300
        Total Food, Beverage & Tobacco                          $5,911,332
        Health Care Equipment & Services - 5.6 %
        Health Care Distributors - 5.6 %
76,400  Bristol-Myers Squibb Co.                                $1,945,144
17,500  Johnson & Johnson                                        1,175,300
                                                                $3,120,444
        Total Health Care Equipment & Services                  $3,120,444
        Pharmaceuticals & Biotechnology - 2.2 %
        Pharmaceuticals - 2.2 %
26,500  GlaxoSmithKline *                                       $1,216,880
        Total Pharmaceuticals & Biotechnology                   $1,216,880
        Banks - 8.4 %
        Diversified Banks - 5.9 %
32,762  Bank of America Corp.                                   $1,444,804
36,000  Wachovia Corp.                                           1,832,760
                                                                $3,277,564
        Regional Banks - 2.5 %
30,500  Compass Bancshares, Inc.                                $1,384,700
        Total Banks                                             $4,662,264
        Diversified Financials - 8.3 %
        Diversified Capital Markets - 3.2 %
51,600  J.P. Morgan Chase & Co.                                 $1,785,360
        Investment Banking & Brokerage - 3.2 %
31,000  Merrill Lynch & Co., Inc.                               $1,754,600
        Other Diversified Finance Services - 1.9 %
23,600  Citigroup, Inc.                                         $1,060,584
        Total Diversified Financials                            $4,600,544
        Insurance - 8.7 %
        Life & Health Insurance - 2.0 %
28,000  MetLife, Inc.                                           $1,094,800
        Property & Casualty Insurance - 6.7 %
34,100  Allstate Corp.                                          $1,843,446
23,350  Chubb Corp.                                              1,850,955
                                                                $3,694,401
        Total Insurance                                         $4,789,201
        Technology Hardware & Equipment - 5.1 %
        Computer Hardware - 2.9 %
74,700  Hewlett-Packard Co.                                     $1,638,918
        Electronic Equipment & Instruments - 2.2 %
31,000  Raytheon Co.                                            $1,199,700
        Total Technology Hardware & Equipment                   $2,838,618
        Telecommunication Services - 2.2 %
        Wireless Telecommunication Services - 2.2 %
23,800  Alumax, Inc.                                            $1,228,080
        Total Telecommunication Services                        $1,228,080
        TOTAL COMMON STOCKS
        (Cost   $40,702,522)                                    $51,207,459

        TOTAL INVESTMENTS IN SECURITIES - 94.2%                 $52,154,229
        .
        OTHER ASSETS AND LIABILITIES - 5.8%                     $3,202,351

        TOTAL NET ASSETS - 100.0%                               $55,356,580

(A.D.R.)American Depositary Receipt
    *   Non-Income producing security

(a) At March 31, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $62,991,370 was as follows:

        Aggregate gross unrealized gain for all investments in which
        there is an excess of value over tax cost               $12,231,807

        Aggregate gross unrealized loss for all investments in which
        there is an excess of tax cost over value                (509,241)

        Net unrealized gain                                     $11,722,566


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust III

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 27, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date May 27, 2005

* Print the name and title of each signing officer under his or her signature.